INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) (USD $)	Jul. 31, 2014	Jul. 31, 2013
Deferred Tax Assets
Rental income received in advance	$ 199,413	$ 222,408
Deferred revenue	946,033
Other	418,376	453,536
Deferred tax assets, net	1,563,822	675,944
Deferred Tax Liabilities
Unbilled receivables	1,149,512	976,652
Property and equipment	2,964,078	2,557,262
Unrealized gain on marketable securities	106,291	150,001
Deferred tax liabilities, net	$ 4,219,881	$ 3,683,915